Consolidated Statements of Operations	12 Months Ended
Dec. 31, 2020
Consolidated Statements of Operations
Consolidated Statements of Operations

Note 19. Consolidated Statements of Operations Information

Revenue

The Group’s revenue comprised:

Years ended December 31:	2020	2019	2018
Royalty, goods and products and services	$48,441	$101,013	$124,059
Interest	531	1,057	676
Dividends	—	—	168
Gain on securities, net	758	931	3,856
Other, including medical and real estate sectors	9,702	10,266	10,992
Revenue	$59,432	$113,267	$139,751

The revenue of $48,441 from royalty, goods and products and services for the year ended December 31, 2020 comprised royalty revenue of $31,448, natural gas of $7,584, power and electricity of $3,358, food products of $4,602 and fees of $1,449.

The revenue of $101,013 from royalty, goods and products and services for the year ended December 31, 2019 comprised metals of $77,527, natural gas of $7,712, royalty revenue of $5,687, power and electricity of $4,075, fees of $3,547 and food products of $2,465.

The revenue of $124,059 from royalty, goods and products and services for the year ended December 31, 2018 comprised metals of $107,540, natural gas of $10,371, change in royalty revenue estimate of ($2,437),  power and electricity of $4,254 and fees of $4,331.

A metals processing business was disposed of in September 2019.  Another metal processing business which comprised two subsidiaries was disposed of in October 2019. See Note 2C(iv).

In September 2018, the Group disposed of certain European subsidiaries which did not have significant business activities.

During the year ended December 31, 2018, the Group reclassified certain revenue related to its iron ore royalty interest to contract liabilities. This was accounted for as a change in accounting estimates under IAS 8 and, as a result, during the year ended December 31, 2018, the Group reversed $2,437 which was previously recognized as revenue in the year ended December 31, 2017 and classified the amount to contract liabilities. During the year ended December 31, 2019, those prepayments were applied to reduce the cash inflows from the royalty earned in 2019.

Costs and Expenses

The Group’s costs and other comprised:

Years Ended December 31:	2020	2019		2018
Royalty, goods and products and services	$22,102	$95,189		$119,552
Market value (increase) decrease on commodity inventories	—	(160)		109
Write-down of inventories	469	1,822		—
(Gain) loss on derivative contracts, net	—	(122)		794
Fair value gain on investment property, net of write-down of real estate for sale	(757)	(3,122)	*	—
Loss (gain) on dispositions of subsidiaries, net	546	(2,243)		(25,099)
Gains on settlements and derecognition of liabilities	(2,600)	(1,168)		(9,502)
Change in fair value of loan payable at FVTPL	549	979		167
Other, including medical and real estate sectors	6,561	5,386	*	9,188
Total costs and other	$26,870	$96,561		$95,209

*Reclassified

The Group's net loss (gain) on dispositions of subsidiaries comprised:

Years Ended December 31:	2020	2019	2018
Net assets (liabilities) in excess of considerations received	$331	$(485)	$(25,771)
Reclassification adjustment for the exchange differences upon dispositions of subsidiaries	215	(1,758)	672
Loss (gain) on dispositions of subsidiaries, net (see Note 29)	$546	$(2,243)	$(25,099)

The Group included the following items in costs of sales and services:

Years ended December 31:	2020	2019	2018
Inventories as costs of goods sold (including depreciation expenses allocated to costs of goods sold)	$5,041	$72,414	$92,138

The Group's credit losses comprised:

Years ended December 31:	2020	2019	2018
Credit losses on loans and receivables and guarantees, net of recoveries	$(3,108)	$13,398	$34,985

The credit losses included losses of $nil on receivable due from a former consolidated entity in the year ended December 31, 2020 (2019: $6,057 and 2018: $9,957). During the year ended December 31, 2019, the credit losses also included losses of $3,200 relating to the consideration from the sale of a subsidiary, which was no longer expected to be received, and $3,134 on certain corporate guarantees (see Notes 15 and 26). During the year ended December 31, 2020, the provision for the corporate guarantees were reversed and recognized in profit or loss. The Group recognized credit losses from the write-offs of royalty income receivables of $nil,  $nil and $3,875 in the year ended December 31, 2020, 2019 and 2018, respectively. The credit losses were recognized on the financial assets that were credit-impaired at the reporting date.

The Group’s selling, general and administrative expenses comprised:

Years ended December 31:	2020	2019	2018
Compensation (wages and salaries)	$4,083	$6,762	$10,305
Legal and professional	6,794	5,050	4,469
Accounting	1,294	1,965	1,784
Consulting and fees	2,836	2,365	4,276
Depreciation and amortization	557	502	254
Office	708	874	1,026
Reimbursement of expenses (net of recovery)	257	749	(1,579)
Other	3,372	4,306	5,830
	$19,901	$22,573	$26,365

Additional information on the nature of costs and expenses

Years Ended December 31:	2020	2019	2018
Depreciation, amortization and depletion	$11,470	$8,287	$5,712
Employee benefits expenses*	7,253	13,727	18,403

*     Employee benefits expenses do not include the directors’ fees of the Company. For directors’ fees, see Note 26.

During the year ended December 31, 2018, certain of the Group’s subsidiaries entered into a court-approved settlement agreement related to proceedings respecting the insolvent estate of certain of our former hydrocarbon subsidiaries. As a result of the settlement, the Group incurred a non-cash charge of $5,600, which was the carrying value of assets which the Group contributed under the settlement.